Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Carrying Amounts
The carrying amounts of long-term debt are as follows:

	December 31,
	2021	2020
	(In thousands)
HollyFrontier
2.625% Senior Notes	$350,000	$350,000
5.875% Senior Notes	1,000,000	1,000,000
4.500% Senior Notes	400,000	400,000
	1,750,000	1,750,000
Unamortized discount and debt issuance costs	(10,312)	(12,885)

Total HollyFrontier long-term debt	1,739,688	1,737,115

HEP Credit Agreement	840,000	913,500

HEP 5.000% Senior Notes
Principal	500,000	500,000
Unamortized discount and debt issuance costs	(6,951)	(7,897)

Total HEP long-term debt	1,333,049	1,405,603

Total long-term debt	$3,072,737	$3,142,718

The fair values of the senior notes are as follows:

	December 31,
	2021	2020
	(In thousands)

HollyFrontier Senior Notes	$1,912,753	$1,903,867

HEP Senior Notes	$502,705	$506,540

These fair values are based on a Level 2 input. See Note 6 for additional information on Level 2 inputs.

Schedule of Principal Maturities of Long-Term Debt
Principal maturities of long-term debt as of December 31, 2021 are as follows:

Years Ending December 31,	(In thousands)
2022	$—
2023	350,000
2024	—
2025	840,000
2026	1,000,000
Thereafter	900,000
Total	$3,090,000